INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
Details	2024	2023	2022
Current tax expense:
Local	$17,431	$-	$-
Foreign	5,579	13,374	13,167
Deferred tax expense (benefit):
Local	(17,141)	62,748	21,550
Foreign	4,336	(10,810)	(9,215)
Income tax expense, net	$10,205	$65,312	$25,502

Schedule of Profit (Loss) Before Taxes
Details	2024	2023	2022
Profit (loss) before taxes:
Local	$242,879	$588,453	$295,438
Foreign	(25,452)	(3,611)	(3,465)
Total profit (loss) before taxes	$217,427	$584,842	$291,973

Schedule of Deferred Tax Asset/Liability
Details	2024	2023
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$7,397	$9,889
Employees compensation	9,675	7,853
Accruals and allowances	11,355	10,997
Research and development credit	24,689	24,677
Research and development, including Section 174 under U.S. Internal Revenue Code	27,732	19,582
Lease liabilities	9,617	12,199
Others	652	2,122
	91,117	87,319
Valuation allowance, see Note 18F below	(31,613)	(20,238)
Deferred tax assets	$59,504	$67,081
Deferred tax liabilities - long-term:
Depreciation and amortization	$(64,859)	$(72,254)
ROU - assets under operating leases	(1,131)	(1,609)
Others	(801)	(838)
Deferred tax liabilities	$(66,791)	$(74,701)

Presented in long term deferred tax assets	$1,768	$1,810
Presented in long term deferred tax liabilities	$(9,055)	$(9,430)

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Details	Unrecognized tax benefits
Balance as of January 1, 2024	$9,217
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	(1,000)
Balance as of December 31, 2024	$8,944

Details	Unrecognized tax benefits
Balance as of January 1, 2023	$8,490
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2023	$9,217

Details	Unrecognized tax benefits
Balance as of January 1, 2022	$7,763
Additions for tax positions of current year	727
Reduction due to statute of limitations of prior years	-
Balance as of December 31, 2022	$8,490

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the Israeli statutory income tax rate to the effective tax rate for the years ended December 31, 2024, 2023 and 2022:

Details	2024	2023	2022
Tax expense computed at statutory rates, see (*) below	$50,008	$134,514	$67,154
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(36,588)	(89,487)	(46,012)
Change in valuation allowance	11,375	2,697	5,911
Permanent differences and other, net	(14,590)	17,588	(1,551)
Income tax expense	$10,205	$65,312	$25,502

(*) The tax expense was computed based on the Israeli statutory corporate income tax rate of 23%.